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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 2, 2000


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Subj:  VARIABLE ANNUITY ACCOUNT XI - RULE 497(J) FILING
       Prospectus Dated May 1, 2000
       File Nos.:  333-84159 and 811-09517


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Scarborough Advantage Variable Annuity Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 1 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 2 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on May 1, 2000.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3226.

Very truly yours,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company